Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EXPENSES
Accounting, Audit, and Legal	$ 105,652	$ 46,523	$ 36,084
Consulting	138,192	86,149	75,735
Depreciation		432	173
Exchange Platform Development Costs	104,591	111,734	216,315
Filing and Transfer Agent Fees	7,866	12,816	11,720
Financing Finders' Fees	109,033
Interest and Bank Charges	30,669	29,559	906
Investor Relations	107,103		94,072
Management Fees	105,000	60,000	60,000
Office	7,137		6,892
Total expenses	715,243	347,213	501,897
LOSS BEFORE OTHER ITEMS	(715,243)	(347,213)	(501,897)
Foreign Exchange Gain (Loss)	40,723	13,238	(55,536)
Coin Development Fee Income		119,600
Gain on Settlement of Debts		41,406
NET LOSS FOR THE YEAR	(674,520)	(172,969)	(557,433)
Other Comprehensive Income
NET COMPREHENSIVE LOSS FOR THE YEAR	$ (674,520)	$ (172,969)	$ (557,433)
POST-SHARE CONSOLIDATION
Basic and Diluted Loss per Share	$ (0.01)	$ (0.01)	$ (0.34)
Weighted Average Number of Shares Outstanding	45,281,568	13,620,813	1,636,518